INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	December 31,	December 31,
	2018	2019
	RMB	RMB
Brokerage licenses	49,875	54,006
Trade Name	—	6,400
Technology	—	27,600
Total Intangible assets	49,875	88,006
Accumulated amortization	(5,142)	(14,530)
Intangible assets, net	44,733	73,476

The amortization periods range from 2.6 years to 20 years. Amortization expense on intangible assets for the years ended December 31, 2017, 2018 and 2019 were RMB1,874,RMB2,640 and RMB9,398 respectively. As of December 31, 2019, the Group expects to record amortization expenses related to intangible assets RMB9,398, RMB9,023, RMB8,273, RMB8,273 and RMB3,353 for the next five years, respectively, and RMB35,156 thereafter.